Current and deferred income tax liability - Tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax liability
Income before income taxes	$ 2,995	$ 49,977
Expected tax rate @ 26.50% (2020 - 26.50%)	794	13,244
Effect of tax rate differences	(814)	1,838
Stock based compensation costs	177	177
Other non-deductible expenses	7,044	909
Unrealized foreign exchange income	(69)	(175)
Inflation adjustment for Mexico tax purposes	638	150
Utilization of prior year losses	12,372	3,896
Foreign exchange and other	4,125	(3,326)
Mining royalties and other	836	5,873
Income tax expense	$ 25,103	$ 22,586